Subsequent Events (Details Narrative) - USD ($)	Jul. 03, 2023	Jul. 03, 2023	May 28, 2023	May 22, 2023	May 08, 2023	Apr. 26, 2023	Jun. 30, 2023	Jun. 28, 2023	Jun. 27, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 21, 2020
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-20	1-for-20
Common Stock, Shares Authorized							15,000,000	15,000,000	300,000,000	15,000,000	15,000,000	15,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 100.00
Security Deposit							$ 250,000
Cash, FDIC Insured Amount							$ 4,200,000			$ 250,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split				(i) effect a reverse split at a ratio of not less than 1-for-5 and not greater than 1-for-25 and (ii) if and when the reverse stock split is effected, to decrease the number of authorized shares of the Company’s common stock in the same ratio as is selected for the reverse stock split. The final decision of whether to proceed with the Amendment shall be determined by our board of directors, in its discretion, at any time prior to August 23, 2023, the deadline for regaining compliance with Nasdaq Listing Rule 5550(a)
Common Stock, Shares Authorized								150,000	3,000,000
Subsequent Event [Member] | Licensing Agreement [Member]
Subsequent Event [Line Items]
Royalty Expense			$ 1,000,000.0
[custom:RoyaltyPercentage]			3.00%
Subsequent Event [Member] | Computer Share Trust Company [Member]
Subsequent Event [Line Items]
[custom:BeneficialOwnershipDescription]						beneficial ownership before being deemed an Acquiring Person, solely with respect to Biofrontera AG, from 20% to 29.96%
Subsequent Event [Member] | MidCap Business Credit LLC [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 6,500,000
Derivative, Basis Spread on Variable Rate					15.00%
Derivative, Floor Interest Rate					2.25%
Derivative, Average Floor Interest Rate					4.00%
Derivative, Fixed Interest Rate					3.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					0.375%